Financial Risk Management_The Groups Credit Risk Industrial Concentration Due From Financial Institutions And Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 182,107,787	₩ 141,174,929
Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	182,114,000	141,181,313
Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(6,213)	(6,384)
Due From Financial Institutions At Amortized Cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	22,720,091	18,142,960
Due From Financial Institutions At Amortized Cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	22,720,091	18,142,960
Due From Financial Institutions At Amortized Cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 22,723,354	₩ 18,147,672
%	100.00%	100.00%
Due From Financial Institutions At Amortized Cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 22,723,354	₩ 18,147,672
%	100.00%	100.00%
Due From Financial Institutions At Amortized Cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (3,263)	₩ (4,712)
Due From Financial Institutions At Amortized Cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(3,263)	(4,712)
Due from financial institutions measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	100,094	216,367
Due from financial institutions measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	100,094	216,367
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 100,094	₩ 216,367
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 100,094	₩ 216,367
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,415,100	50,721,526
Securities measured at fair value through profit or loss | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	16,902,284	11,937,703
Securities measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	34,244,398	32,475,354
Securities measured at fair value through profit or loss | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	7,268,418	6,308,469
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,415,100	₩ 50,721,526
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 16,902,284	₩ 11,937,703
%	28.94%	23.53%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 34,244,398	₩ 32,475,354
%	58.62%	64.03%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 7,268,418	₩ 6,308,469
%	12.44%	12.44%
Securities measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,545,385	3,190,673
Derivative financial assets | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	44,670	7,330
Derivative financial assets | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,925,535	3,003,371
Derivative financial assets | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	575,180	179,972
Derivative financial assets | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,545,385	₩ 3,190,673
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 44,670	₩ 7,330
%	0.81%	0.23%
Derivative financial assets | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,925,535	₩ 3,003,371
%	88.82%	94.13%
Derivative financial assets | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 575,180	₩ 179,972
%	10.37%	5.64%
Derivative financial assets | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,456,889	43,556,848
Securities measured at fair value through other comprehensive income | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	26,205,864	16,744,232
Securities measured at fair value through other comprehensive income | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	24,847,602	21,439,272
Securities measured at fair value through other comprehensive income | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	7,403,423	5,373,344
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,456,889	₩ 43,556,848
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 26,205,864	₩ 16,744,232
%	44.83%	38.44%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 24,847,602	₩ 21,439,272
%	42.51%	49.22%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 7,403,423	₩ 5,373,344
%	12.66%	12.34%
Securities measured at fair value through other comprehensive income | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	36,870,228	25,346,555
Securities measured at amortized cost | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	24,018,854	11,115,398
Securities measured at amortized cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	11,017,436	12,278,534
Securities measured at amortized cost | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,833,938	1,952,623
Securities measured at amortized cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 36,873,178	₩ 25,348,227
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 24,018,884	₩ 11,115,435
%	65.14%	43.86%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 11,019,911	₩ 12,279,883
%	29.89%	48.44%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,834,383	₩ 1,952,909
%	4.97%	7.70%
Securities measured at amortized cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (2,950)	₩ (1,672)
Securities measured at amortized cost | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(30)	(37)
Securities measured at amortized cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(2,475)	(1,349)
Securities measured at amortized cost | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (445)	₩ (286)